UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois   60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has

reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 68.14%

Consumer Discretionary - 1.50%
17,304	Newell Brands, Inc.	$ 446,270

Consumer Staples - 4.02%
17,400	Tyson Foods, Inc.	1,197,990

Energy - 6.75%
13,100	Baker Hughes Company	432693
22,000	BP Plc	1,004,520
8,200	Conocophillips	570,884
		2,008,097
Financial Services - 16.08%
14,040	Allstate Corp.	1,281,431
7,700	Aon Corp.	1,056,209
9,520	Travelers Companies, Inc.	1,164,677
25,660	US Bancorp, Inc.	1,283,513
		4,785,830
Health Care - 13.78%
1,700	Cigna Corp. *	288,915
8,100	Johnson & Johnson	982,854
18,000	Mylan, Inc. *	650,520
34,154	Pfizer, Inc.	1,239,107
3,830	UnitedHealth Group, Inc.	939,652
		4,101,048
Industrial Goods -6.17%
4,200	Fedex Corp.	953,652
6,120	Honeywell International, Inc.	881,586
		1,835,238

Technology - 14.23%
14,100	CDW Corp.	1,139,139
14,100	Intel	700,911
12,600	Microsoft Corp.	1,242,486
26,140	Oracle Corp.	1,151,728
		4,234,264
Telecommunications - 1.95%
18,050	AT&T, Inc.	579,586

Utilities -3.68%
25,700	Exelon Corp.	1,094,820

TOTAL FOR COMMON STOCKS (Cost $11,267,812) - 68.14%		$ 20,283,143

PUT OPTIONS - 1.46%
Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500
6,000	July 2018 Put @ 2650.00	$ 87,000
4,000	August 2018 Put @ 2600.00	$ 83,000
9,000	August 2018 Put @ 2650.00	$ 265,500

TOTAL FOR PUT OPTIONS (Premiums Paid $485,202) - 1.46%		435,500

SHORT TERM INVESTMENTS - 30.38%
9,043,852	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.78% **	$ 9,043,852

TOTAL FOR SHORT TERM INVESTMENTS (Cost $9,043,852) -30.38%		9,043,852

TOTAL INVESTMENTS (Cost $20,796,866) *** - 99.99%		$ 29,762,495

LIABILITIES IN EXCESS OF OTHER ASSETS (0.01%)		3,006

NET ASSETS - 100.00%		$ 29,765,501

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.

*** At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,796,866 amounted to $8,965,628 which consisted of aggregate gross unrealized appreciation of $9,486,989 and aggregate gross unrealized depreciation of $521,361.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $20,796,866 amounted to $8,965,628 which consisted of aggregate gross unrealized appreciation of $9,486,989 and aggregate gross unrealized depreciation of $521,361.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,283,143	$0	$0	20,283,143.00
Put Options	$0	$435,500	$0	435,500.00
Fidelity Institutional Treasury	$9,043,852	$0	$0	9,043,852.00
Total	$29,326,995	$435,500	$0	29,762,495.00

	Forester Discovery Fund
	Schedule of Investments
	June 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 75.96%

Basic Materials - 1.25%
4,740	Svenska Cellulosa AB ADR *	51,279

Consumer Discretionary - 10.82%
6,050	Michelin ADR	146,500
10,160	Publicis Groupe SA ADR	174,346
3,700	Volkswagen AG ADR	122,100
		442,946
Consumer Staples - 9.37%
495	Diageo Plc. ADR *	71,285
4,740	Essity AB ADR	116,960
3,610	Imperial Brands Group Plc. ADR	134,075
1,110	Unilever Plc. ADR	61,361
		383,681
Energy - 9.51%
3,910	BP Plc. ADR	127,391
4,400	Equinor ADR	116,204
2,700	Suncor Energy, Inc. (Canada)	88,682
940	Total SA ADR	56,927
		389,204
Financial Services - 17.44%
800	AON Plc. (United Kingdom)	109,736
4,050	AXA Group ADR	98,638
2,300	HSBC Holdings Plc. ADR	108,422
2,970	Prudential Plc. ADR	135,729
14,390	Society Generale ADR	120,229
2,440	The Toronto-Dominion Bank NY (Canada)	141,178
		713,932
Health Care - 6.81%
3,330	GlaxoSmithKline Plc. ADR	134,232
3,610	Sanofi ADR	144,436
		278,668
Industrial Goods - 4.80%
2,980	Siemens AG ADR *	196,337

Technology - 4.86%
1,720	SAP AG ADR	198,935

Telecommunications - 6.60%
8,000	KT Corp. ADR *	106,240
3,620	Nippon Telegraph & Telephone Corp. ADR *	164,131
		270,371
Utilities - 4.51%
1,505	National Grid Plc. ADR	84,054
9,940	Red Electrica de Espana SA ADR	100,593
		184,647

TOTAL FOR COMMON STOCKS (Cost $2,409,452) - 75.96%		$ 3,110,000

EXCHANGE TRADED FUNDS - 0.64%

60,000	IShares MSCI, 8/17/2018	26,400

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $25,050) - 0.64%		$ 26,400

SHORT TERM INVESTMENTS - 23.18%
948,860	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.78% **	948,860

TOTAL INVESTMENTS (Cost $3,383,362) *** - 99.78%		$ 4,085,260

OTHER ASSETS LESS LIABILITIES - 0.22%		8,973

NET ASSETS - 100.00%		$ 4,094,233

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2018.
ADR - American Depository Receipts.

*** At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,383,362 amounted to $701,898 which consisted of aggregate gross unrealized appreciation of $768,941 and aggregate gross unrealized depreciation of $67,043.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At June 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,383.362 amounted to $701,898 which consisted of aggregate gross unrealized appreciation of $768,941 and aggregate gross unrealized depreciation of $67,043.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,110,000	$0	$0	$3,110,000
Exchange Traded Funds	$26,400	$0	$0	$26,400
Cash Equivalents	$948,860	$0	$0	$948,860
Total	$4,085,260	0	$0	$4,085,260

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date August 24, 2018